Financial Instruments - Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 19.5
Trade and other payables	576.4	$ 567.2
Lease liabilities	810.5
Long-term debt	863.0	935.4
Software financing obligations	4.8	3.1
Total contractual obligations	2,274.2	1,505.7
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	19.5
Trade and other payables	576.4	567.2
Lease liabilities	138.5
Long-term debt	47.2	49.1
Software financing obligations	0.9	1.1
Total contractual obligations	782.5	617.4
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0
Lease liabilities	255.0
Long-term debt	366.9	196.7
Software financing obligations	1.8	0.3
Total contractual obligations	623.7	197.0
After 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0
Lease liabilities	417.0
Long-term debt	448.9	689.6
Software financing obligations	2.1	1.7
Total contractual obligations	$ 868.0	$ 691.3